Goodwill and Other Intangible Assets With Finite and Indefinite Useful Life	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Goodwill and Other Intangible Assets With Finite and Indefinite Useful Life
GOODWILL AND OTHER INTANGIBLE ASSETS WITH FINITE AND INDEFINITE USEFUL LIFE

(in millions of Canadian dollars)	NOTE	APPLICATION SOFTWARE AND ERP	CUSTOMER RELATIONSHIPS AND CLIENT LISTS	OTHER INTANGIBLE ASSETS WITH FINITE USEFUL LIFE	TOTAL INTANGIBLE ASSETS WITH FINITE USEFUL LIFE	GOODWILL	OTHER INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE	TOTAL INTANGIBLE ASSETS WITH INDEFINITE USEFUL LIFE
As at January 1, 2017
Cost		126	171	35	332	349	7	356
Accumulated amortization and impairment		43	87	31	161	5	1	6
Net book amount		83	84	4	171	344	6	350
Year ended December 31, 2017
Opening net book amount		83	84	4	171	344	6	350
Additions		24	—	—	24	—	—	—
Business combinations	5	—	46	—	46	194	—	194
Amortization		(13)	(11)	(2)	(26)	—	—	—
Exchange differences		—	(3)	—	(3)	(17)	1	(16)
Closing net book amount		94	116	2	212	521	7	528
As at December 31, 2017
Cost		150	208	32	390	523	7	530
Accumulated amortization and impairment		56	92	30	178	2	—	2
Net book amount		94	116	2	212	521	7	528
Year ended December 31, 2018
Opening net book amount		94	116	2	212	521	7	528
Additions		12	—	—	12	—	—	—
Business combinations	5	2	10	—	12	8	—	8
Amortization		(16)	(13)	(3)	(32)	—	—	—
Others		—	—	3	3	—	(1)	(1)
Exchange differences		1	3	—	4	20	—	20
Closing net book amount		93	116	2	211	549	6	555
As at December 31, 2018
Cost		158	221	34	413	552	7	559
Accumulated amortization and impairment		65	105	32	202	3	1	4
Net book amount		93	116	2	211	549	6	555